UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 250 Mt. Lebanon Blvd., Suite 301
Pittsburgh, PA 15234

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  May 15, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  38
Form 13F Information Table Value Total:  $143,207
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE

                                              VALUE     SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING    AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS CUSIP      (x$1000) PRN AMT    PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED    NONE
-------------------------------------------------------------  ---- ----------     -------   ------    -----     -----
AKAMAI TECHNOLOGIES     COM     002346104	2205	67035	SH		SOLE		57575		9460
ANHEUSER BUSCH	COM	035229103	3946	92250	SH		SOLE		88600		3650
BARRICK GOLD	ADR	067901108	6826	250575	SH		SOLE		241614		8961
BORDERS GROUP	COM	099709107	6252	247685	SH		SOLE		237710		9975
BRISTOL-MEYERS SQUIBB	COM	110122108	6349	258001	SH		SOLE		248021		9980
CADBURY SCHWEPPES	ADR	127209302	1482	37050	SH		SOLE		31490		5560
CHESAPEAKE ENERGY	COM	165167107	1153	36695	SH		SOLE		32045		4650
CIMAREX ENERGY	COM	171798101	1492	34500	SH		SOLE		29680		4820
CLEAR CHANNEL	COM	184502102	4563	157278	SH		SOLE		150228		7050
COMCAST CORP	COM	20030N101	1355	51812	SH		SOLE		46282		5530
CORN PRODUCTS	COM	219023108	7814	264270	SH		SOLE		254940		9330
DEVON ENERGY	ADR	25179M103	4924	80505	SH		SOLE		77505		3000
EASTMAN KODAK	COM	277461109	5470	192343	SH		SOLE		183613		8730
ENERGY PARTNERS	COM	29270U105	4291	181990	SH		SOLE		174905		7085
FRESH DEL MONTE	COM	G36738105	4376	206920	SH		SOLE		197940		8980
GENERAL MILLS	COM	370334104	7385	145712	SH		SOLE		140087		5625
GUIDANT CORP	COM	401698105	851	10899	SH		SOLE		8079		2820
HARMONY GLD	ADR	413216300	1716	108080	SH		SOLE		92665		15415
HASBRO INC	COM	418056107	7344	348045	SH		SOLE		334625		13420
HERSHEY COMPANY	COM	427866108	6415	122830	SH		SOLE		118250		4580
JDS UNIPHASE CORP	COM	46612J101	916	219575	SH		SOLE		183425		36150
JETBLUE AIRWAYS	COM	477143101	892	83180	SH		SOLE		76655		6525
KIMBERLY CLARK	COM	494368103	1469	25420	SH		SOLE		22290		3130
KING PHARMA	COM	495582108	5276	305865	SH		SOLE		294305		11560
KRAFT FOODS	COM	50075N104	7528	248380	SH		SOLE		238710		9670
LONE STAR TECHOLOGIES	COM	542312103	1943	35070	SH		SOLE		29490		5580
MATTEL INC	COM	577081102	1386	76425	SH		SOLE		68225		8200
MC DONALDS CORP	COM	580135101	1290	37545	SH		SOLE		30845		6700
MERCK & CO	COM	589331107	275	7800	SH		SOLE		7800
MICROSOFT CORP	COM	594918104	7782	285988	SH		SOLE		275718		10270
NEWELL RUBBERMAID	COM	651229106	4622	183483	SH		SOLE		177283		6200
PEPSICO INC	COM	713448108	1528	26435	SH		SOLE		22775		3660
PFIZER INC	COM	717081103	1600	64205	SH		SOLE		55905		8300
SARA LEE CORP	COM	803111103	6048	338240	SH		SOLE		325540		12700
SCHOLASTIC CORP	COM	807066105	1297	48480	SH		SOLE		43060		5420
SMITHFIELD FOODS INC	COM	832248108	5987	204040	SH		SOLE		195760		8280
SYMANTEC CORP	COM	871503108	1513	89914	SH		SOLE		81119		8795
TIME WARNER INC	COM	887317105	5646	336291	SH		SOLE		324246		12045